Organization and Business Operations (Details) - USD ($)	1 Months Ended		6 Months Ended	12 Months Ended
	Feb. 26, 2021	Feb. 23, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization and Business Operations (Details) [Line Items]
Gross Proceeds				$ 345,000,000
Public shares redeem percentage	100.00%		100.00%	100.00%
Public share price per share (in Dollars per share)			$ 10
Interest expenses			$ 100,000	$ 100,000
Public per share (in Dollars per share)			$ 10	$ 10
Operating bank account			$ 565,173	$ 600,000
Working Capital Deficit			$ 289,699
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001
IPO [Member]
Organization and Business Operations (Details) [Line Items]
Initial public offering units (in Shares)		34,500,000	8,900,000	8,900,000
Price per share (in Dollars per share)	$ 10	$ 10	$ 1	$ 1
Gross proceeds	$ 345,000,000	$ 345,000,000
Gross Proceeds			$ 8,900,000	$ 8,900,000
Transaction costs			19,540,060	19,540,060
Underwriting commission			6,900,000	6,900,000
Deferred underwriting commission			12,075,000	12,075,000
Other offering cost			$ 565,060	$ 565,060
Net offering proceeds	$ 345,000,000
Price per warrant (in Dollars per share)	$ 10
Class A Ordinary Shares
Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)		$ 11.5
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001	$ 0.0001
Common Class B [Member]
Organization and Business Operations (Details) [Line Items]
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001	$ 0.0001